VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT. NET

17.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946
Purchase of vessels and equipment	374	—
Other movements	(531)	449
Depreciation	—	(18,434)
Balance at December 31, 2013	408,368	(143,564)	264,804
Purchase of vessels and equipment	542	—
Transfers from Newbuildings	56,740	—
Effect of de-consolidation of subsidiaries	(224,602)	49,803
Other movements	(936)	854
Depreciation	—	(11,082)
Impairment loss	(62,153)	49,728
Disposals	(117,297)	50,223
Balance at December 31, 2014	60,662	(4,038)	56,624

At December 31, 2014, the Company owned one vessel (2013: nine vessels, including three vessels owned by subsidiaries accounted for under the equity method).

In March 2014, a subsidiary of ITCL entered into an agreement to sell the VLCC Ulysses (ex-Phoenix Voyager) to an unrelated third party. The vessel was delivered to the buyer on March 11, 2014 and we recorded a loss of $15.7 million in the first quarter of 2014.

In May 2014, the Company took delivery of its first Suezmax newbuilding, Front Ull.

On July 15, 2014, several of the subsidiaries and related entities in the Windsor group, which owned four VLCCs, filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court in Wilmington, Delaware. The Company had been consolidating the Windsor group under the variable interest entity model and de-consolidated the group on July 15, 2014 as it lost control of the group as a consequence of the Chapter 11 filing.

In September 2014, the Company agreed to sell the VLCC Ulriken (ex Antares Voyager) to an unrelated third party and recorded an impairment loss of $12.4 million in the third quarter. The vessel was delivered to the new owners in October 2014.

Pursuant to an early termination agreement between three of the Company's subsidiaries, which were accounted for under the equity method: (i) the bareboat charters for the Altair Voyager, Cygnus Voyager and Sirius Voyager were terminated as of October 1, 2014; (ii) the charter hire payments paid in connection with the early termination agreement were used to redeem the remaining outstanding debt related to these vessels; and (iii) the three vessels were sold.

In March 2012, the Company sold its 1993-built double hull Suezmax tanker, Front Alfa, to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.